UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/12

Date of reporting period: 06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             1634 Pebble Chase Drive
                                 Katy, TX 77450


                                 SEMI-ANNUAL REPORT
                                   JUNE 30, 2012

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


Dear Fellow Shareholders:

The Fund's total return over the past six months was 8.34%. The S&P 500 Index posted a total return of 9.48% over the same period. Although during March we were posting year-to-date total returns of over 30%, recent investor uncertainty of a sustainable economic recovery and European sovereign debt fears have negatively impacted our results.

If the last sentence in the above paragraph seems familiar, it is with good reason, considering the following are quotes from our prior four shareholder reports:

"Although during April we were posting year-to-date total returns of over 20%, recent investor uncertainty of a sustainable economic recovery [and] European sovereign debt fears... have negatively impacted our results."
(June, 2010)

"Although we are pleased with our returns during the past six months, our yearly performance was negatively impacted by European sovereign debt fears, which although they have somewhat abated, still linger."
(December, 2010)

"Although we are pleased with our returns during the past six months, our performance was negatively impacted by the poor performance of the financial industry sector. The current regulatory environment and worries of European and American sovereign debt burdens, have contributed to the sector's underperformance."
(June, 2011)

"Our performance continues to be negatively impacted by European sovereign debt fears and their impact on our portfolio, especially financials."
(December, 2011)

Joseph Carson, director of global economic research at Alliance Bernstein, was quoted as saying that this business cycle has had "more fits and starts than ever before and global issues affect it as much as local issues because we are so tied into global supply chains." This "Risk-On/Risk-Off Economy", which Carson


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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


(This page intentionally left blank)

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


calls the post-crash business cycle, has impacted our Fund's performance given our concentrated portfolio and heavy weightings in economically sensitive market segments.

The chart below depicts the Fund's performance since the recent recession commenced in December of 2007. Periods during which the Federal Reserve intervened in the economy via bond purchases (Quantitative Easing 1 and 2 and Operation Twist) are also shown, corresponding to periods of a "Risk-On" or "Risk-Off" economy. Each successive intervention has produced diminishing economic returns as evidenced by changes in the growth rate of GDP and also our Fund's net asset value (NAV) per share. Perhaps if the Fed implements QE3 later this year, we should use the opportunity to cash in our chips, as it is doubtful that sustainable economic growth would result without accompanying fiscal policy changes (debt reduction) and deregulation.

                                [GRAPH OMITTED]

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

As stated in an August 1 Wall Street Journal editorial, "...the Fed has become part of the problem. Its willy-nilly policy forays have compounded the business uncertainty already promoted by ObamaCare and Dodd-Frank, the federal spending blowout, the coming tax cliff and the wave of other new regulations. The Fed's policies have benefitted government at the expense of the private economy."


The graph and chart on the facing page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through June 30, 2012. The chart compares total returns from December 31, 2011 through June 30, 2012 (most recent six months), for the past year, the past five years and from the Fund's inception date of January 15, 2004 through June 30, 2012. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     12/31/04                           $11,794              $10,906
     12/31/05                           $11,528              $11,441
     12/31/06                           $13,352              $13,248
     12/31/07                           $11,895              $13,976
     12/31/08                           $ 4,766              $ 8,805
     12/31/09                           $ 8,975              $11,135
     12/31/10                           $ 9,834              $12,813
     12/31/11                           $ 7,986              $13,083
     06/30/12                           $ 8,652              $14,324


                      Total Returns (Dividends Reinvested)
                          Periods Ended June 30, 2011

                        Most Recent     1 Year     5 Years     Since Inception
                        Six Months                           (January 15, 2004)
                        -----------    -------     -------   ------------------

Foresight Value Fund       8.34%       -20.03%      -9.94%         -1.70%

S&P 500 Index              9.48%         3.93%       0.22%          4.34%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. Other total returns are average annual returns.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


During the past six months, we have added three new companies to our portfolio and liquidated our holdings in six companies. The new additions to the portfolio were Alpha Natural Resources, Avon Products and Research in Motion. Unfortunately our timing could have been better, as all three were also among our poorest performers for this period. We also added to our positions in Best Buy, Chesapeake Energy, Dell and Level 3 Communications.

Alpha Natural Resources is one of the top coal producers in the United States and in the world. It produces both thermal coal (used for electricity generation) and metallurgical coal (used in production of steel). The recent price pressures on thermal coal are the main reason for the poor performance of the stock in recent months, as EPA regulations on coal-fired power plants and cheap natural gas have prompted power generators to switch to natural gas. We believe that natural gas prices will rise over time, which will benefit not only our holding in Alpha Natural Resources, but our significant position in Chesapeake Energy.

Avon Products manufactures beauty and related products. It markets these products worldwide through direct selling and independent representatives (Avon Calling!).

Research in Motion designs, manufactures and markets the Blackberry line of smartphones and wireless solutions for the worldwide mobile communications market. Its stock price has been adversely impacted due to competition from Android and Apple smartphones, but now trades below what we believe to be the value of its net assets.

The six positions eliminated from the portfolio were General Motors, Howard Hughes Corporation, Philips Electronics, Resolute Forest Products, Sprint and Weyerhaeuser. All were sold in order to free up capital for other investments, which were considered more attractive.

In addition to the above purchases and eliminations, we had "round trips" in four other securities, where the company's stock was both bought and sold during the past six months.

Our top performing investments over the past six months were USG, Level 3 Communications, Cemex, Bank of America and Kennedy-Wilson Holdings.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


Our poorest performers for the past six months were Alpha Natural Resources, Research in Motion, Avon Products, Resolute Forest Products and Allied Nevada Gold, which was both bought and sold during the period.

We expect market volatility to remain elevated as the United States and Europe continue to struggle with economic recovery. The upcoming presidential elections could also add to volatility in the latter part of this year. We fear that continued popular and political opposition to measures to constrain spending and deregulate the economy, both in the United States and Europe, will hamper any meaningful and sustained economic recovery.

As always, if you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND or visit our website at www.foresightfunds.com.

Sincerely yours,



Michael M. Bissell, CFA
President, Foresight Funds, Inc.
August 7, 2012

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


                    Portfolio Holdings by Industry Sector
             Percent of Total Investments as of June 30, 2012

                       Basic Materials ..........  0.00%
                       Capital Goods ............ 12.26%
                       Conglomerates ............  0.00%
                       Consumer Cyclical ........  0.00%
                       Consumer Non-Cyclical ....  8.24%
                       Energy ................... 23.08%
                       Financial ................ 21.64%
                       Healthcare ...............  0.00%
                       Services ................. 23.86%
                       Technology ............... 10.69%
                       Transportation ...........  0.00%
                       Utilities ................  0.00%
                       Cash Equivalents .........  0.23%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees, transaction costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance
(5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 1/1/2012       6/30/2012      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	$1,083.37       $7.15

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.17	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


                            Schedule of Investments
                           June 30, 2012 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.52%


     COAL - 3.77%

     Alpha Natural Resources * ......................   2300           $  20,033
                                                                       ---------

     COMMUNICATIONS EQUIPMENT - 2.78%

     Research In Motion Limited * ** ................   2000           $  14,780
                                                                       ---------

     COMMUNICATION SERVICES - 14.59%

     Level 3 Communications, Inc. * .................   3500           $  77,525
                                                                       ---------

     COMPUTER HARDWARE - 4.24%

     Dell Inc. * ....................................   1800           $  22,518
                                                                       ---------

     CONSTRUCTION (RAW MATERIALS) - 12.23%

     Cemex SAB de CV * ** ...........................   4000           $  26,920
     USG Corp. * ....................................   2000              38,100
                                                                       ---------
                                                                       $  65,020
                                                                       ---------
     ELECTRONIC INSTR. AND CONTROLS - 3.65%

     Corning Incorporated ...........................   1500           $  19,395
                                                                       ---------

     INSURANCE (LIFE) - 4.26%

     Genworth Financial, Inc. * .....................   4000           $  22,640
                                                                       ---------

     INSURANCE (PROPERTY & CASUALTY) - 4.98%

     Hartford Financial Services Group Inc. .........   1500           $  26,445
                                                                       ---------

     INVESTMENT SERVICES - 3.61%

     Goldman Sachs Group, Inc. ......................    200           $  19,172
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

                                                      SHARES        MARKET VALUE
                                                      ------        ------------


     MONEY CENTER BANKS - 8.75%

     Bank of America Corporation ....................   3000           $  24,540
     Citigroup, Inc. ................................    800              21,928
                                                                       ---------
                                                                       $  46,468
                                                                       ---------
     OIL & GAS OPERATIONS - 19.25%

     Chesapeake Energy Corp. ........................   5500           $ 102,300
                                                                       ---------

     PERSONAL AND HOUSEHOLD PRODUCTS - 3.66%

     Avon Products, Inc. ............................   1200           $  19,452
                                                                       ---------

     REAL ESTATE OPERATIONS - 5.27%

     Kennedy-Wilson Holdings, Inc. ..................   2000           $  28,020
                                                                       ---------

     RETAIL (TECHNOLOGY) - 3.94%

     Best Buy Co., Inc. .............................   1000           $  20,960
                                                                       ---------

     TOBACCO - 4.56%

     Alliance One International, Inc. * .............   7000           $  24,220
                                                                       ---------


     TOTAL COMMON STOCKS (Cost $701,254) ............................  $ 528,948
                                                                       ---------

     MONEY MARKET FUNDS - 0.23%

     Prime Obligation Fund ISS (0.01% Yield) ........   1196           $    1196
                                                                       ---------
     TOTAL MONEY MARKET FUNDS (Cost $1196) ..........................  $    1196
                                                                       ---------


TOTAL INVESTMENTS (Cost $702,450) - 99.75% ..........................  $ 530,144
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.25% ....................  $   1,334
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 531,478
                                                                       =========

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


*    Non-income producing security
**   POSCO is domiciled in South Korea
     Rio Tinto plc is domiciled in the United Kingdom
     Transocean Ltd. is domiciled in Switzerland

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012



                      Statement of Assets and Liabilities
                           June 30, 2012 (Unaudited)

ASSETS

     Investments, at Market Value (Cost - $702,450) ................ $  530,144
     Cash ..........................................................      2,532
     Dividends Receivable ..........................................        310
     Receivable Due from Adviser ...................................        884
     Other Assets ..................................................        132
                                                                     ----------
     Total Assets .................................................. $  534,002
                                                                     ----------

LIABILITIES

     Accrued Investment Advisory Fee ...............................        416
     Other Payables and Accrued Expenses ...........................      2,108
                                                                     ----------
     Total Liabilities ............................................. $    2,524
                                                                     ----------

NET ASSETS

     Capital (Par value and paid in surplus) ....................... $  835,596
     Undistributed Net Investment income ...........................     (1,872)
     Accumulated Net Realized Gain/(Loss) ..........................   (129,940)
     Net Unrealized Depreciation on Investments ....................   (172,306)
                                                                     ----------
     Net Assets .................................................... $  531,478
                                                                     ==========
     Shares of Beneficial Interest Outstanding .....................     77,777
                                                                     ----------
     Net Asset Value Per Share ..................................... $     6.83
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

                            Statement of Operations
                January 1, 2012 through June 30, 2012 (Unaudited)


INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   1,682
     Interest .......................................................         -
     Other Income ...................................................         -
                                                                      ---------
     Total Income ................................................... $   1,682
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   2,814
     Custodian Fees and Expenses ....................................     2,350
     Audit and Accounting Fees ......................................     1,800
     Directors' Fees and Expenses ...................................         -
     Other Fees and Expenses ........................................       985
                                                                      ---------
     Total Expenses ................................................. $   7,949
     Less Expenses Reimbursed by Adviser (Note 3)....................   ( 4,395)
                                                                      ---------
     Net Expenses ................................................... $   3,554
                                                                      ---------
     Net Investment Income/(Loss) ................................... $  (1,872)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $   2,185
     Change in Unrealized Depreciation on Investments ...............    40,588
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $  42,773
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................... $  40,901
                                                                      =========


The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


                       Statement of Changes in Net Assets
                January 1, 2012 through June 30, 2012 (Unaudited)


                                                           6 Months     Year
                                                            Ended       Ended
                                                          6/30/2012     2011
                                                          ---------   ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ..................... $   (1,872)  $  (3,145)
     Net Realized Gain/(Loss) on Investments ...........      2,185      47,907
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments .......................     (8,885)     16,542
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations ................................... $   40,901   $(113,481)
                                                         ----------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income ............................. $        -   $       -
     Net Realized Gains ................................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................ $        -   $       -
                                                         ----------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ...................... $        -   $       -
     Shares Issued in Reinvestment of Dividends ........          -           -
     Cost of Shares Redeemed ...........................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ........................... $        -  $        -
                                                         ----------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........... $   40,901   $(113,481)
     Net Assets at Beginning of Period .................    490,577     604,058
                                                         ----------   ---------
     Net Assets at End of Period ....................... $  531,478   $ 490,577
                                                         ==========   =========

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


                                                           6 Months     Year
                                                            Ended       Ended
                                                          6/30/2012     2011
                                                          ---------   ---------

SHARES TRANSACTIONS

     Issued .............................................         -           -
     Reinvested .........................................         -           -
     Redeemed ...........................................         -           -
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................         -           -
     Shares Outstanding at Beginning of Period ..........    77,777      77,777
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    77,777      77,777
                                                          =========   =========


The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


                              Financial Highlights
                    For a Share Outstanding During Each Period



                                                               6 Months                      Year Ended
                                                                Ended
                                                              6/30/2012     2011        2010        2009        2008        2007
                                                              ---------   ---------   ---------   ---------   ---------   ---------

     Net Asset Value at Beginning of Period ................. $    6.31   $    7.77   $    7.09   $    3.76   $    9.39   $   12.01
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ........................... $   (0.02)  $   (0.04)  $   (0.04)  $   (0.04)  $   (0.02)  $    0.00
     Net Realized and Unrealized Gain/(Loss) on Investments .      0.54       (1.42)       0.72        3.37       (5.61)      (1.32)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     Total from Investment Operations ....................... $    0.52   $   (1.46)  $    0.68   $    3.33   $   (5.63)  $   (1.32)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ............................. $    0.00   $    0.00   $    0.00   $    0.00   $    0.00   $    0.00
     From Net Realized Gain .................................      0.00        0.00        0.00        0.00        0.00        1.30
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     Total Distributions to Shareholders .................... $    0.00   $    0.00   $    0.00   $    0.00   $    0.00   $    1.30
                                                              ---------   ---------   ---------   ---------   ---------   ---------

     Net Asset Value at End of Period ....................... $    6.83   $    6.31   $    7.77   $    7.09   $    3.76   $    9.39
                                                              =========   =========   =========   =========   =========   =========

     Total Returns ..........................................     8.34%    (18.79)%       9.57%      88.30%    (59.93)%    (10.91)%


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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

                              Financial Highlights
                    For a Share Outstanding During Each Period




                                                               6 Months                      Year Ended
                                                                Ended
                                                              6/30/2012     2011        2010        2009        2008        2007
                                                              ---------   ---------   ---------   ---------   ---------   ---------


RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ................... $    531    $     491   $     604   $     551   $     369   $     930

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...............................................  1.25%(a)       1.25%       1.25%       1.25%       1.25%       1.25%
     Expenses before reimbursement ..........................  2.83%(a)       2.65%       2.82%       2.79%       2.84%       1.80%
     Net Investment Income/(Loss) ........................... (0.67%)(a)     (0.53%)     (0.60%)     (0.55%)     (0.34%)     (0.01%)
     Net Investment Income/(Loss) before reimbursement ...... (2.23%)(a)     (1.93%)     (2.17%)     (2.09%)     (1.93%)     (0.56%)
     Portfolio Turnover Rate ................................ 116.4%(a)      155.2%      111.6%       79.0%       94.9%       78.3%


(a) Annualized

The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Notes to Financial Statements
June 30, 2012

1.  Organization

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation

Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes

There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments

Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

Fair Value Pricing

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.

The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund's portfolio securities. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

The Fund's Advisor shall monitor for the following situations where fair value pricing of securities may be required. For each of these situations, a recommended method for establishing fair value is also presented.

A security does not trade during a day for which the Fund's NAV is required to be calculated. If bid and ask prices are available for the security, the fair value shall be established as the average of these prices. If bid and ask prices are not available, the last price at which the security traded shall be used as fair value.

An event occurs, with the potential for affecting the price of a security which only trades on a foreign market, subsequent to the close of trading on the foreign market, but prior to close of trading on the New York Stock Exchange. If an ADR or other derivative of the foreign security trades on an American exchange, ascertain the fair value by observing the relative changes in the ADR or derivative before and after the event. Otherwise, observe the changes in an appropriate foreign market index or an ADR of a comparable foreign security.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective
May 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the period ended June 30, 2012.

Inputs used in the valuation to derive fair value are classified based on a fair value hierarchy which distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's investments carried at fair value:

Description          Level 1        Level 2        Level 3        Total
-----------          -------        -------        -------        -----

Securities	     $530,144       $0             $0             $530,144

Total                $530,144       $0             $0             $530,144

3. Related Party Transactions

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement, the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year, exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. Expense reimbursement agreements between the Fund and the Adviser may only be changed with Board of Directors approval and there are no plans to change this arrangement.

The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2012 through June 30, 2012 and the Adviser reimbursed the Fund $4,395.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2012, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 60.13% of the outstanding

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 30.46% of the outstanding Fund shares.

No remuneration was paid to Fund directors during the period from January 1, 2012 through June 30, 2012. No remuneration was paid to Fund officers during this period.

4.  Investments

For the period from January 1, 2012 through June 30, 2012, purchases and sales of investment securities, other than short-term investments, aggregated $321,259 and $323,154, respectively. The gross unrealized appreciation for all securities totaled $12,917 and the gross unrealized depreciation for all securities totaled ($185,223) for a net unrealized depreciation of ($172,306). The aggregate cost of securities for federal income tax purposes as of June 30, 2012 was $701,254.

5. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. The tax character of distributions paid during 2011 and 2010 were as follows:

Distributions paid from:                 2011                   2010
                                       ---------              ---------
Ordinary income	                       $       0              $       0
Long-term capital gains                        0                      0
                                       ---------              ---------
Total distributions                    $       0              $       0

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income   $   (1,872)
Undistributed long-term gain         2,185
Capital loss carryforwards        (132,125)
Unrealized depreciation           (172,306)
                                -----------
                                $ (304,118)

Capital loss carryforwards represent tax basis capital losses which may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The Fund's carryforwards expire on December 31, 2016.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


Foresight Fund's Officers and Directors

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 59
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel, Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 56
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held:  Secretary and Chief Compliance Officer
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 60
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years:  Engineer, Bechtel,
Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012


Name and Age:  Rebecca L. Leita, Age 58
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Quarterly Portfolio Holdings Report

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

Basis for Advisory Agreement Approval

The Investment Advisory Agreement was most recently re-approved by the independent directors at a Board of Directors meeting held on December 24, 2009. In re-approving the Agreement, the independent directors requested, and the Adviser provided, information necessary for the directors to evaluate the fairness of the compensation paid by the Fund. The independent directors considered the following factors:

- Adviser complied with all Fund investment restrictions

- Adviser complied with the terms of the Investment Advisory Agreement

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

                     (This page intentionally left blank)


                                       28

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

- The 1.00% of average daily net assets fee paid to Adviser for investment advisory services was within the range of norms for the mutual fund industry

- Willingness of Adviser to reimburse Fund as required to maintain Fund expense ratio at or below 1.25% of average net assets

- Provision of transfer agency, accounting and administrative services by Adviser free of charge resulted in considerable cost savings for the Fund in comparison to contracting for these services from other providers

- Brokerage commissions paid were below industry average and there were no soft dollar arrangements with brokers

Based on a review of the information submitted by the Adviser, and in consideration of the above factors, it was the judgment of a majority of the independent directors that re-approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2012

Directors and Principal Officers

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary and Chief Compliance Officer
Herbert R. Leita, Director
Rebecca L. Leita, Director


Investment Advisor

Foresight Asset Management, LLC
1634 Pebble Chase Dr.
Katy, TX 77450


Independent Accountants

M&K CPAS, PLLC
13831 Northwest Freeway, Suite 575
Houston, TX 77040


Custodian

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 7, 2012 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/7/12


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/7/12


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  8/7/12